Fair Value of Financial Instruments and Interest Rate Risk - Schedule of Balance Sheet Grouping Fair Value (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Level 1 | Carrying Amount
Assets
Cash and due from banks	$ 358,440	$ 256,639	$ 282,157
Level 1 | Fair Value
Assets
Cash and due from banks	358,440	256,639	282,157
Level 2 | Carrying Amount
Assets
Accrued interest receivable	37,933	42,609	41,065
Federal Home Loan Bank stock	31,810	35,922	28,765
Liabilities
FHLB advances, related party notes payable, and other borrowings	516,314	616,389	431,902
Securities sold under repurchase agreements	163,343	161,687	217,562
Accrued interest payable	4,469	5,273	6,790
Subordinated debentures	56,083	56,083	56,083
Level 2 | Fair Value
Assets
Accrued interest receivable	37,933	42,609	41,065
Federal Home Loan Bank stock	31,810	35,922	28,765
Liabilities
FHLB advances, related party notes payable, and other borrowings	510,339	604,615	421,593
Securities sold under repurchase agreements	163,343	161,687	217,562
Accrued interest payable	4,469	5,273	6,790
Subordinated debentures	56,084	56,084	56,084
Level 3 | Carrying Amount
Assets
Loans, net excluding fair valued loans and loans held for sale	5,950,437	5,744,157	5,456,676
Liabilities
Deposits	7,487,698	7,052,180	6,948,208
Level 3 | Fair Value
Assets
Loans, net excluding fair valued loans and loans held for sale	5,935,242	5,734,274	5,420,963
Liabilities
Deposits	$ 7,499,432	$ 7,057,591	$ 6,959,936